UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

April 30, 2014

1.929338.102

URX-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.8%
REITs - Apartments - 16.7%
American Campus Communities, Inc.	53,495	$ 2,043,509
American Homes 4 Rent Class A	23,675	379,984
Apartment Investment & Management Co. Class A	74,588	2,299,548
Associated Estates Realty Corp.	29,390	493,164
AvalonBay Communities, Inc.	62,107	8,480,711
Camden Property Trust (SBI)	43,611	2,986,917
Education Realty Trust, Inc.	58,619	597,914
Equity Residential (SBI)	171,438	10,190,275
Essex Property Trust, Inc.	31,435	5,446,428
Home Properties, Inc.	29,127	1,794,223
Mid-America Apartment Communities, Inc.	38,274	2,665,784
Pennsylvania Real Estate Investment Trust (SBI)	34,925	578,009
Post Properties, Inc.	27,735	1,392,574
UDR, Inc.	128,365	3,319,519
TOTAL REITS - APARTMENTS		42,668,559
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	48,725	1,738,508
REITs - Health Care Facilities - 13.2%
HCP, Inc.	233,399	9,770,082
Health Care REIT, Inc.	148,038	9,339,717
Healthcare Realty Trust, Inc.	49,008	1,232,551
LTC Properties, Inc.	17,768	686,378
Senior Housing Properties Trust (SBI)	102,893	2,414,899
Universal Health Realty Income Trust (SBI)	6,566	278,595
Ventas, Inc.	150,240	9,927,859
TOTAL REITS - HEALTH CARE FACILITIES		33,650,081
REITs - Hotels - 6.9%
Ashford Hospitality Prime, Inc.	10,717	164,399
Ashford Hospitality Trust, Inc.	39,299	403,208
DiamondRock Hospitality Co.	99,793	1,224,460
FelCor Lodging Trust, Inc.	56,399	520,563
Hersha Hospitality Trust	98,339	571,350
Hospitality Properties Trust (SBI)	76,384	2,295,339
Host Hotels & Resorts, Inc.	386,338	8,286,950
LaSalle Hotel Properties (SBI)	53,088	1,756,151
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	32,543	$ 1,120,781
Sunstone Hotel Investors, Inc.	93,362	1,336,010
TOTAL REITS - HOTELS		17,679,211
REITs - Industrial Buildings - 14.3%
DCT Industrial Trust, Inc.	163,506	1,278,617
Duke Realty LP	166,963	2,925,192
DuPont Fabros Technology, Inc. (d)	33,289	806,592
EastGroup Properties, Inc. (d)	15,781	998,148
Extra Space Storage, Inc.	56,165	2,939,114
First Industrial Realty Trust, Inc.	51,093	938,578
First Potomac Realty Trust	29,970	390,509
Liberty Property Trust (SBI) (d)	74,843	2,806,613
Prologis, Inc.	255,068	10,363,413
Public Storage	73,813	12,954,920
TOTAL REITS - INDUSTRIAL BUILDINGS		36,401,696
REITs - Malls - 16.8%
CBL & Associates Properties, Inc.	86,814	1,577,410
General Growth Properties, Inc.	266,175	6,114,040
Rouse Properties, Inc.	17,675	296,763
Simon Property Group, Inc.	160,439	27,788,036
Taubman Centers, Inc.	32,228	2,347,488
The Macerich Co.	71,756	4,657,682
TOTAL REITS - MALLS		42,781,419
REITs - Management/Investment - 3.1%
CubeSmart	66,055	1,228,623
Digital Realty Trust, Inc. (d)	65,580	3,501,972
Equity Lifestyle Properties, Inc.	40,414	1,692,134
Franklin Street Properties Corp.	44,499	541,998
Washington REIT (SBI)	33,966	830,808
TOTAL REITS - MANAGEMENT/INVESTMENT		7,795,535
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	19,166	873,395
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 14.5%
Alexandria Real Estate Equities, Inc.	36,576	$ 2,700,040
BioMed Realty Trust, Inc.	98,314	2,054,763
Boston Properties, Inc.	78,115	9,150,391
Brandywine Realty Trust (SBI)	80,020	1,164,291
Columbia Property Trust, Inc.	63,623	1,803,076
CommonWealth REIT (d)	56,821	1,443,822
Corporate Office Properties Trust (SBI)	44,636	1,194,013
Cousins Properties, Inc.	94,221	1,095,790
Douglas Emmett, Inc.	66,249	1,828,472
Highwoods Properties, Inc. (SBI)	45,910	1,852,469
Kilroy Realty Corp.	41,917	2,496,996
Mack-Cali Realty Corp.	45,228	921,294
Parkway Properties, Inc.	36,906	696,047
Piedmont Office Realty Trust, Inc. Class A (d)	78,768	1,387,104
PS Business Parks, Inc.	10,281	881,801
SL Green Realty Corp.	48,525	5,081,053
Sovran Self Storage, Inc.	16,608	1,260,547
TOTAL REITS - OFFICE BUILDINGS		37,011,969
REITs - Shopping Centers - 11.3%
Acadia Realty Trust (SBI)	28,540	774,290
Cedar Shopping Centers, Inc.	34,759	215,158
DDR Corp.	148,558	2,550,741
Equity One, Inc.	32,325	728,282
Federal Realty Investment Trust (SBI)	34,114	4,009,760
Glimcher Realty Trust	74,064	754,712
Inland Real Estate Corp.	42,778	447,030
Kimco Realty Corp.	209,202	4,794,910
Kite Realty Group Trust	66,822	414,296
Ramco-Gershenson Properties Trust (SBI)	34,037	560,930
Regency Centers Corp.	47,138	2,471,445
Saul Centers, Inc.	6,459	296,404
Vornado Realty Trust	88,922	9,123,397
Weingarten Realty Investors (SBI)	57,278	1,787,074
TOTAL REITS - SHOPPING CENTERS		28,928,429
TOTAL REAL ESTATE INVESTMENT TRUSTS		249,528,802
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	80,619	$ 1,524,505
TOTAL COMMON STOCKS (Cost $232,472,791)		251,053,307
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 5/29/14 to 6/26/14 (e) (Cost $149,986)	$ 150,000	149,998
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	4,398,499	4,398,499
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	8,378,679	8,378,679
TOTAL MONEY MARKET FUNDS (Cost $12,777,178)		12,777,178
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $245,399,955)		263,980,483
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(8,897,212)
NET ASSETS - 100%		$ 255,083,271
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
42 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 3,943,590	$ 60,107
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,163
Fidelity Securities Lending Cash Central Fund	19,145
Total	$ 20,308
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 251,053,307	$ 251,053,307	$ -	$ -
U.S. Treasury Obligations	149,998	-	149,998	-
Money Market Funds	12,777,178	12,777,178	-	-
Total Investments in Securities:	$ 263,980,483	$ 263,830,485	$ 149,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 60,107	$ 60,107	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $245,785,786. Net unrealized appreciation aggregated $18,194,697, of which $22,165,126 related to appreciated investment securities and $3,970,429 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014